PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
PROPERTY AND EQUIPMENT
Depreciation expense	$ 2,587	$ 6,926